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                      UNITED STATES                         OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION        -------------------------
                  Washington, D.C. 20549              OMB Number:    3235-0456
                                                      Expires: August 31, 2000
                                                      Estimated average burden
                                                      hours per response.....1
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                        FORM 24F-3
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.

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     1.     Name and address of issuer:

            Morgan Keegan Select Fund, Inc.
            Morgan Keegan Tower
            Fifty Front Street
            Memphis, Tennessee  38103

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     2.     The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

            Regions Morgan Keegan Select Capital Growth Fund

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     3.     Investment Company Act File Number:

            811-09079

            Securities Act File Number:

            333-66181

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     4(a).  Last day of fiscal year for which this Form is filed:

                June 23, 2004

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     4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the form is being filed late, interest must be paid on the registration fee due.

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     4(c)   [ ] Check box if this is the last time the issuer will be filing this Form.

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

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     5.     Calculation of registration fee:

        (i)   Aggregate sale price of
              securities sold during the
              fiscal year pursuant to                                $11,178,449
              section 24(f):                                          ----------

        (ii)  Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                       $6,280,713
                                                      ---------
        (iii) Aggregate price of securities
              redeemed or repurchased during
              any PRIOR fiscal year ending no
              earlier than October 1, 1995
              that were not previously used to
              reduce registration fees payable       $        0
              to the Commission:                     ----------

        (iv)  Total available redemption credits                     -$6,280,713
              [add Items 5(ii) and 5(iii)]:                            ---------

        (v)   Net sales - if item 5(i) is greater
              than Item 5(iv) [subtract item 5(iv)
              from Item 5(i)]:                                        $4,897,736

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        (vi)  Redemption credits available for
              use in future years  -- if Item
              5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item
              5(i)]:                                 $(_______)

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        (vii) Multiplier for determining
              registration fee (See                                  x  .0001267
              Instruction C.9):                                      -----------

        (viii)Registration fee due [multiply
              Item 5(v) by Item 5(vii)](enter                        = $620.54
              "0" if no fee is due):                                    ======

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     6.       Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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     7.       Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                     +$        0
                                                                      ----------

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     8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  =$
                                                                    ============
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

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 15, 2004

                    Method of Delivery:

                                    [X]    Wire Transfer
                                    [ ]    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Charles D. Maxwell
                           ------------------------------------
                           Charles D. Maxwell, Secretary and Assistant Treasurer

Date: September 15, 2004

  *Please print the name and title of the signing officer below the signature.